Notes to the consolidated financial statements - General and administrative expenses (Details) - General and administrative expenses - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Disclosure Of Expenses By Nature [Line Items]
Personnel	€ (30,039)	€ (15,847)
Maintenance and lease	(2,106)	(1,571)
Third-party services	(28,699)	(5,097)
Legal and other professional services	(6,394)	(2,276)
Amortization and depreciation	(5,575)	(4,382)
Other	(7,974)	(3,974)
Total	(80,787)	(33,147)
Salary and salary-related expenses	19,492	11,900
Expenses from share-based payments	10,547	3,947
Insurance expense	€ 5,256	€ 742